Property and equipment	6 Months Ended
Jun. 30, 2025
Property and equipment
Property and equipment

13.Property and equipment

During the six months ended June 30, 2025, the Group acquired property and equipment with a cost of 194 (six months ended June 30, 2024: 138). Assets in amount of 7 were disposed of by the Group during the six months ended June 30, 2025 (six months ended June 30, 2024: 2). Depreciation for the six months ended June 30, 2025 amounted to 242 (six months ended June 30, 2024: 180).